SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Equity	$ 97,150	$ 79,872	$ 69,688
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	67,335	51,628	$ 43,235
Non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Equity	31,580	19,736
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	12,457	10,139
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	12,752	11,376
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	4,477	4,000
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 6,069	$ 6,377